STATEMENT OF INVESTMENTS
BNY Mellon Insight Core Plus Fund

July 31, 2024 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 97.7%
Aerospace & Defense - .9%
Rolls-Royce PLC, Gtd. Notes	5.75	10/15/2027	3,983,000	[b]	4,033,246
The Boeing Company, Sr. Unscd. Notes	2.20	2/4/2026	6,887,000		6,556,414
The Boeing Company, Sr. Unscd. Notes	5.81	5/1/2050	5,601,000		5,223,099
The Boeing Company, Sr. Unscd. Notes	6.86	5/1/2054	2,370,000	[b]	2,511,334
				18,324,093
Agriculture - .4%
BAT Capital Corp., Gtd. Notes	6.34	8/2/2030	1,546,000		1,646,314
BAT Capital Corp., Gtd. Notes	7.08	8/2/2053	556,000		616,569
BAT International Finance PLC, Gtd. Notes	1.67	3/25/2026	1,998,000		1,894,659
Philip Morris International, Inc., Sr. Unscd. Notes	2.10	5/1/2030	3,470,000		3,018,948
				7,176,490
Airlines - 1.2%
Air Canada, Sr. Scd. Notes	3.88	8/15/2026	1,760,000	[b]	1,694,260
Air Canada Pass Through Trust, Ser. 2020-2, Cl. A	5.25	4/1/2029	915,594	[b]	916,384
American Airlines Pass Through Trust, Ser. 2017-1, Cl. AA	3.65	2/15/2029	132,500		126,300
American Airlines Pass Through Trust, Ser. 2017-2, Cl. AA	3.35	10/15/2029	194,477		181,983
American Airlines Pass Through Trust, Ser. 2019-1, Cl. AA	3.15	2/15/2032	1,767,227		1,621,269
American Airlines, Inc./Aadvantage Loyalty IP Ltd., Sr. Scd. Notes	5.50	4/20/2026	1,403,500	[b]	1,395,323
American Airlines, Inc./Aadvantage Loyalty IP Ltd., Sr. Scd. Notes	5.75	4/20/2029	1,105,000	[b]	1,080,871
British Airways Pass Through Trust, Ser. 2020-1, Cl. A	4.25	11/15/2032	511,107	[b]	489,811
Delta Air Lines, Inc./Skymiles IP Ltd., Sr. Scd. Notes	4.50	10/20/2025	299,379	[b]	297,963
Delta Air Lines, Inc./Skymiles IP Ltd., Sr. Scd. Notes	4.75	10/20/2028	2,009,000	[b]	1,989,454
JetBlue Pass Through Trust, Ser. 2020-1, Cl. A	4.00	11/15/2032	6,129,987		5,817,287
United Airlines Pass Through Trust, Ser. 2018-1, Cl. B	4.60	3/1/2026	83,744		82,418
United Airlines Pass Through Trust, Ser. 2019-1, Cl. AA	4.15	8/25/2031	837,562		800,634
United Airlines Pass Through Trust, Ser. 2019-2, Cl. AA	2.70	5/1/2032	2,090,958		1,834,195
United Airlines Pass Through Trust, Ser. 2020-1, Cl. A	5.88	10/15/2027	762,969		772,565
United Airlines Pass Through Trust, Ser. 2023-1, Cl. A	5.80	1/15/2036	1,890,789		1,937,166

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 97.7% (continued)
Airlines - 1.2% (continued)
United Airlines, Inc., Sr. Scd. Notes	4.38	4/15/2026	424,000	[b]	413,696
United Airlines, Inc., Sr. Scd. Notes	4.63	4/15/2029	2,193,000	[b]	2,074,235
				23,525,814
Asset-Backed Certificates - 3.8%
AEP Texas Central Transition Funding III LLC, Ser. 2012-1, Cl. A3	2.84	3/1/2026	2,213,075		2,193,371
Amur Equipment Finance Receivables XI LLC, Ser. 2022-2A, Cl. A2	5.30	6/21/2028	282,126	[b]	282,143
Auxilior Term Funding LLC, Ser. 2023-1A, Cl. A2	6.18	12/15/2028	1,028,568	[b]	1,036,292
Blackbird Capital II Aircraft Lease Ltd., Ser. 2021-1A, Cl. A	2.44	7/15/2046	3,815,097	[b]	3,423,261
CF Hippolyta Issuer LLC, Ser. 2020-1, Cl. A1	1.69	7/15/2060	3,240,905	[b]	3,095,400
Daimler Trucks Retail Trust, Ser. 2023-1, Cl. A3	5.90	3/15/2027	3,597,000		3,631,424
DataBank Issuer, Ser. 2021-2A, Cl. A2	2.40	10/25/2051	4,198,000	[b]	3,867,463
DB Master Finance LLC, Ser. 2021-1A, Cl. A2I	2.05	11/20/2051	4,253,925	[b]	3,958,155
Domino's Pizza Master Issuer LLC, Ser. 2021-1A, Cl. A2I	2.66	4/25/2051	3,427,090	[b]	3,103,527
EnFin Residential Solar Receivables Trust, Ser. 2024-1A, Cl. A	6.65	2/20/2055	2,052,433	[b]	2,130,262
Flexential Issuer, Ser. 2021-1A, Cl. A2	3.25	11/27/2051	4,035,000	[b]	3,769,819
Hilton Grand Vacations Trust, Ser. 2023-1A, Cl. A	5.72	1/25/2038	582,266	[b]	594,595
InStar Leasing III LLC, Ser. 2021-1A, Cl. A	2.30	2/15/2054	1,422,056	[b]	1,287,226
MetroNet Infrastructure Issuer LLC, Ser. 2024-1A, Cl. A2	6.23	4/20/2054	425,806	[b]	437,646
New Economy Assets Phase 1 Sponsor LLC, Ser. 2021-1, Cl. A1	1.91	10/20/2061	7,596,000	[b]	6,886,291
OneMain Financial Issuance Trust, Ser. 2019-2A, Cl. A	3.14	10/14/2036	3,801,000	[b]	3,630,299
PMT Issuer Trust - FMSR, Ser. 2021-FT1, Cl. A, (1 Month TSFR +3.11%)	8.46	3/25/2026	3,714,000	[b,c]	3,739,735
Purewest Funding LLC, Ser. 2021-1, Cl. A1	4.09	12/22/2036	1,095,944	[b]	1,066,975
Regional Management Issuance Trust, Ser. 2024-1, Cl. A	5.83	7/15/2036	981,000	[b]	999,445
Slam Ltd., Ser. 2021-1A, Cl. A	2.43	6/15/2046	7,482,056	[b]	6,760,437
TIF Funding II LLC, Ser. 2021-1A, Cl. A	1.65	2/20/2046	2,670,789	[b]	2,354,978
TIF Funding III LLC, Ser. 2024-1A, Cl. A	5.48	4/20/2049	3,974,100	[b]	4,018,866
Tricon American Homes Trust, Ser. 2018-SFR1, Cl. C	4.04	5/17/2037	4,000,000	[b]	3,941,865
Vantage Data Centers Issuer LLC, Ser. 2021-1A, Cl. A2	2.17	10/15/2046	3,750,000	[b]	3,478,068
Willis Engine Structured Trust IV, Ser. 2018-A, Cl. A	4.75	9/15/2043	682,889	[b]	666,517
Willis Engine Structured Trust VI, Ser. 2021-A, Cl. A	3.10	5/15/2046	4,036,141	[b]	3,640,192
				73,994,252

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 97.7% (continued)
Asset-Backed Certificates/Auto Receivables - 1.0%
Avis Budget Rental Car Funding AESOP LLC, Ser. 2020-1A, Cl. A	2.33	8/20/2026	1,575,000	[b]	1,534,647
Bayview Opportunity Master Fund VII LLC, Ser. 2024-CAR1, Cl. A, (1 Month SOFR +1.10%)	6.45	12/26/2031	1,084,366	[b,c]	1,088,208
Bayview Opportunity Master Fund VII Trust, Ser. 2024-SN1, Cl. C	5.83	12/15/2028	1,052,000	[b]	1,062,013
Carvana Auto Receivables Trust, Ser. 2021-N1, Cl. C	1.30	1/10/2028	1,352,492		1,294,370
Chesapeake Funding II LLC, Ser. 2023-2A, Cl. A1	6.16	10/15/2035	1,036,048	[b]	1,047,404
Credit Acceptance Auto Loan Trust, Ser. 2022-3A, Cl. A	6.57	10/15/2032	2,020,000	[b]	2,032,029
Ford Credit Auto Owner Trust, Ser. 2024-1, Cl. A	4.87	8/15/2036	2,394,000	[b]	2,425,048
Merchants Fleet Funding LLC, Ser. 2024-1A, Cl. D	6.85	4/20/2037	2,980,000	[b]	3,025,637
OSCAR US Funding XVI LLC, Ser. 2024-1A, Cl. A3	5.54	2/10/2028	1,803,000	[b]	1,814,938
Santander Drive Auto Receivables Trust, Ser. 2022-5, Cl. A3	4.11	8/17/2026	50,781		50,741
SFS Auto Receivables Securitization Trust, Ser. 2023-1A, Cl. A2A	5.89	3/22/2027	750,433	[b]	751,556
Tesla Auto Lease Trust, Ser. 2023-B, Cl. A3	6.13	9/21/2026	3,793,000	[b]	3,818,531
US Bank NA, Ser. 2023-1, Cl. B	6.79	8/25/2032	334,866	[b]	337,972
				20,283,094
Asset-Backed Certificates/Home Equity Loans - .1%
RCKT Mortgage Trust, Ser. 2024-CES2, Cl. A2	6.39	4/25/2044	1,441,865	[b]	1,455,202
Asset-Backed Certificates/Student Loans - .1%
Commonbond Student Loan Trust, Ser. 2019-AGS, Cl. A1	2.54	1/25/2047	1,940,423	[b]	1,754,674
SMB Private Education Loan Trust, Ser. 2017-B, Cl. A2B, (1 Month TSFR +0.86%)	6.19	10/15/2035	24,994	[b,c]	24,960
				1,779,634
Automobiles & Components - 1.9%
Ford Motor Credit Co. LLC, Sr. Unscd. Notes	2.30	2/10/2025	8,740,000		8,578,276
Ford Motor Credit Co. LLC, Sr. Unscd. Notes	4.54	8/1/2026	3,004,000		2,956,604
Ford Motor Credit Co. LLC, Sr. Unscd. Notes	5.80	3/5/2027	2,491,000		2,515,177
Ford Motor Credit Co. LLC, Sr. Unscd. Notes	7.12	11/7/2033	4,245,000		4,535,206
General Motors Financial Co., Inc., Sr. Unscd. Notes	2.35	1/8/2031	7,880,000		6,616,507
General Motors Financial Co., Inc., Sr. Unscd. Notes	3.60	6/21/2030	4,332,000		3,984,305
Mercedes-Benz Finance North America LLC, Gtd. Notes	5.05	8/3/2033	1,640,000	[b]	1,654,219
Stellantis Finance US, Inc., Gtd. Notes	2.69	9/15/2031	2,301,000	[b]	1,928,733
Volkswagen Group of America Finance LLC, Gtd. Notes	6.45	11/16/2030	4,420,000	[b]	4,745,568
				37,514,595
Banks - 8.8%
Bank of America Corp., Sr. Unscd. Notes	3.42	12/20/2028	1,282,000		1,225,470

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 97.7% (continued)
Banks - 8.8% (continued)
Bank of America Corp., Sr. Unscd. Notes	3.50	4/19/2026	1,635,000		1,600,934
Bank of America Corp., Sr. Unscd. Notes	3.97	3/5/2029	5,190,000		5,036,617
Bank of America Corp., Sr. Unscd. Notes	5.29	4/25/2034	12,262,000		12,382,075
Bank of America Corp., Sr. Unscd. Notes	5.47	1/23/2035	2,261,000		2,312,802
Bank of Montreal, Jr. Sub. Notes	7.30	11/26/2084	5,955,000		6,028,175
Citigroup, Inc., Jr. Sub. Bonds, Ser. W	4.00	12/10/2025	2,385,000	[d]	2,289,167
Citizens Bank NA/Providence RI, Sr. Unscd. Notes	2.25	4/28/2025	580,000		565,528
Citizens Bank NA/Providence RI, Sr. Unscd. Notes	6.06	10/24/2025	3,855,000		3,846,338
Citizens Financial Group, Inc., Sr. Unscd. Notes	5.72	7/23/2032	3,648,000		3,694,355
Citizens Financial Group, Inc., Sr. Unscd. Notes	5.84	1/23/2030	1,264,000		1,285,397
Citizens Financial Group, Inc., Sr. Unscd. Notes	6.65	4/25/2035	1,712,000	[e]	1,825,060
Danske Bank A/S, Sr. Notes	5.71	3/1/2030	6,259,000	[b]	6,403,996
Fifth Third Bancorp, Sr. Unscd. Notes	2.38	1/28/2025	3,333,000		3,281,257
HSBC Capital Funding Dollar 1 LP, Gtd. Notes	10.18	6/30/2030	325,000	[b,d]	402,448
HSBC Holdings PLC, Jr. Sub. Notes	4.60	12/17/2030	5,303,000	[d]	4,610,340
ING Groep NV, Sr. Unscd. Notes	3.87	3/28/2026	5,462,000		5,409,204
JPMorgan Chase & Co., Jr. Sub. Notes, Ser. HH	4.60	2/1/2025	663,000	[d]	659,673
JPMorgan Chase & Co., Sr. Unscd. Notes	2.58	4/22/2032	10,300,000		8,888,306
JPMorgan Chase & Co., Sr. Unscd. Notes	3.96	1/29/2027	2,670,000		2,630,026
JPMorgan Chase & Co., Sr. Unscd. Notes	5.30	7/24/2029	3,656,000		3,721,902
JPMorgan Chase & Co., Sub. Notes	5.72	9/14/2033	6,225,000		6,450,008
Morgan Stanley, Sr. Unscd. Notes	4.43	1/23/2030	6,852,000		6,736,373
Morgan Stanley, Sr. Unscd. Notes	6.63	11/1/2034	6,110,000		6,739,289
Morgan Stanley, Sub. Notes	4.35	9/8/2026	2,500,000		2,470,295
Santander Holdings USA, Inc., Sr. Unscd. Notes	6.50	3/9/2029	875,000		903,885
State Street Corp., Jr. Sub. Notes, Ser. I	6.70	3/15/2029	3,436,000	[d]	3,448,249
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	2.62	4/22/2032	9,150,000		7,863,297
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	3.69	6/5/2028	700,000		677,698
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	3.81	4/23/2029	1,205,000		1,159,299
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	4.48	8/23/2028	1,810,000		1,788,665
The PNC Financial Services Group, Inc., Sr. Unscd. Notes	5.30	1/21/2028	2,278,000		2,299,247
The PNC Financial Services Group, Inc., Sr. Unscd. Notes	6.62	10/20/2027	2,252,000		2,332,609
The Toronto-Dominion Bank, Jr. Sub. Notes	7.25	7/31/2084	5,637,000		5,678,223
Truist Financial Corp., Sr. Unscd. Notes	5.71	1/24/2035	10,701,000		10,945,329
Truist Financial Corp., Sr. Unscd. Notes	5.87	6/8/2034	804,000		830,054
Truist Financial Corp., Sr. Unscd. Notes	7.16	10/30/2029	1,221,000		1,315,504
U.S. Bancorp, Sr. Unscd. Notes	5.68	1/23/2035	3,734,000		3,836,786
U.S. Bancorp, Sr. Unscd. Notes	5.84	6/12/2034	1,165,000		1,209,885
UBS Group AG, Sr. Unscd. Notes	2.59	9/11/2025	2,867,000	[b]	2,857,270
UBS Group AG, Sr. Unscd. Notes	3.09	5/14/2032	722,000	[b]	631,348
UBS Group AG, Sr. Unscd. Notes	5.70	2/8/2035	2,399,000	[b]	2,455,871

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 97.7% (continued)
Banks - 8.8% (continued)
UBS Group AG, Sr. Unscd. Notes		6.54	8/12/2033	914,000	[b]	982,333
Wells Fargo & Co., Jr. Sub. Notes, Ser. BB		3.90	3/15/2026	5,274,000	[d]	5,062,257
Wells Fargo & Co., Sr. Unscd. Notes		5.20	1/23/2030	2,257,000		2,284,981
Wells Fargo & Co., Sr. Unscd. Notes		5.57	7/25/2029	3,779,000		3,870,514
Wells Fargo & Co., Sr. Unscd. Notes		6.49	10/23/2034	6,190,000		6,747,594
Westpac Banking Corp., Sub. Notes		2.67	11/15/2035	4,651,000		3,953,168
					173,629,101
Beverage Products - .1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes		4.70	2/1/2036	1,385,000		1,353,876
Building Materials - .8%
Builders FirstSource, Inc., Gtd. Notes		6.38	3/1/2034	4,495,000	[b]	4,539,222
Cemex SAB de CV, Sub. Notes		9.13	3/14/2028	964,000	[b,d]	1,040,384
Owens Corning, Sr. Unscd. Notes		3.50	2/15/2030	368,000	[b]	341,857
Smyrna Ready Mix Concrete LLC, Sr. Scd. Notes		6.00	11/1/2028	2,160,000	[b]	2,141,985
Smyrna Ready Mix Concrete LLC, Sr. Scd. Notes		8.88	11/15/2031	7,385,000	[b]	7,964,087
					16,027,535
Chemicals - .7%
Braskem Netherlands Finance BV, Gtd. Notes		4.50	1/31/2030	2,718,000	[b]	2,352,135
Celanese US Holdings LLC, Gtd. Bonds	EUR	5.34	1/19/2029	4,000,000		4,614,144
Celanese US Holdings LLC, Gtd. Notes		6.55	11/15/2030	2,381,000		2,535,829
Solvay Finance America LLC, Gtd. Notes		5.85	6/4/2034	3,672,000	[b]	3,769,225
					13,271,333
Collateralized Loan Obligations Debt - 3.0%
Antares Ltd. CLO, Ser. 2017-1A, Cl. BR, (3 Month TSFR +2.26%)		7.54	4/20/2033	275,000	[b,c]	275,476
Apidos XXXIX Ltd. CLO, Ser. 2022-39A, Cl. A1, (3 Month TSFR +1.30%)		6.58	4/21/2035	5,000,000	[b,c]	5,006,805
BlackRock Shasta XIII LLC CLO, Ser. 2024-1A, Cl. A1, (3 Month TSFR +1.85%)		7.15	7/15/2036	6,000,000	[b,c]	6,023,172
Cerberus Loan Funding XLV LLC CLO, Ser. 2024-1A, Cl. A, (3 Month TSFR +1.90%)		7.20	4/15/2036	5,000,000	[b,c]	5,018,740
Fortress Credit Opportunities IX Ltd. CLO, Ser. 2017-9A, Cl. A1TR, (3 Month TSFR +1.81%)		7.11	10/15/2033	1,800,000	[b,c]	1,801,199
Fortress Credit Opportunities XVII Ltd. CLO, Ser. 2022-17A, Cl. A, (3 Month TSFR +1.37%)		6.67	1/15/2030	29,897	[b,c]	29,918
Golub Capital Partners Ltd. CLO, Ser. 2020-47A, Cl. CR, (3 Month TSFR +2.40%)		7.73	8/5/2037	5,481,000	[b,c]	5,481,000
IVY Hill Middle Market Credit Fund XII Ltd. CLO, Ser. 12A, Cl. A2AR, (3 Month TSFR +2.16%)		7.44	7/20/2033	340,000	[b,c]	340,650
IVY Hill Middle Market Credit Fund XVIII Ltd. CLO, Ser. 18A, Cl. A, (3 Month TSFR +1.76%)		7.04	4/22/2033	7,850,000	[b,c]	7,865,441
MCF CLO VIII Ltd., Ser. 2018-1A, Cl. AR, (3 Month TSFR +1.95%)		7.25	4/18/2036	4,550,000	[b,c]	4,567,595
MCF CLO VIII Ltd., Ser. 2018-1A, Cl. CR, (3 Month TSFR +3.10%)		8.40	4/18/2036	6,500,000	[b,c]	6,558,103

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 97.7% (continued)
Collateralized Loan Obligations Debt - 3.0% (continued)
MF1 Ltd. CLO, Ser. 2021-FL7, Cl. AS, (1 Month TSFR +1.56%)	6.90	10/16/2036	6,578,500	[b,c]	6,524,364
MF1 Ltd. CLO, Ser. 2022-FL8, Cl. A, (1 Month TSFR +1.35%)	6.69	2/19/2037	3,327,843	[b,c]	3,302,861
Neuberger Berman Loan Advisers 47 Ltd. CLO, Ser. 2022-47A, Cl. A, (3 Month TSFR +1.30%)	6.60	4/14/2035	5,680,688	[b,c]	5,691,635
				58,486,959
Commercial & Professional Services - 1.5%
Ashtead Capital, Inc., Gtd. Notes	4.00	5/1/2028	1,386,000	[b]	1,330,089
Ashtead Capital, Inc., Gtd. Notes	5.95	10/15/2033	2,656,000	[b]	2,729,642
DP World Ltd./United Arab Emirates, Sr. Unscd. Notes	6.85	7/2/2037	690,000		761,575
ERAC USA Finance LLC, Gtd. Bonds	4.50	2/15/2045	3,160,000	[b]	2,817,058
ERAC USA Finance LLC, Gtd. Notes	3.85	11/15/2024	1,895,000	[b]	1,886,259
ERAC USA Finance LLC, Gtd. Notes	5.20	10/30/2034	2,830,000	[b]	2,873,576
Global Payments, Inc., Sr. Unscd. Notes	5.40	8/15/2032	1,159,000		1,159,408
Herc Holdings, Inc., Gtd. Notes	5.50	7/15/2027	1,764,000	[b]	1,750,754
Herc Holdings, Inc., Gtd. Notes	6.63	6/15/2029	3,875,000	[b]	3,959,370
Prime Security Services Borrower LLC/Prime Finance, Inc., Sr. Scd. Notes	3.38	8/31/2027	2,188,000	[b]	2,043,987
Triton Container International Ltd., Gtd. Notes	3.15	6/15/2031	1,146,000	[b]	977,203
United Rentals North America, Inc., Gtd. Notes	6.13	3/15/2034	4,884,000	[b]	4,913,128
Williams Scotsman, Inc., Sr. Scd. Notes	6.63	6/15/2029	2,123,000	[b]	2,163,591
				29,365,640
Commercial Mortgage Pass-Through Certificates - 2.0%
Angel Oak Mortgage Trust, Ser. 2024-3, Cl. A2	4.80	11/26/2068	379,240	[b]	371,349
BRAVO Residential Funding Trust, Ser. 2023-NQM5, Cl. A2	6.86	6/25/2063	1,150,109	[b]	1,161,438
BXHPP Trust, Ser. 2021-FILM, Cl. C, (1 Month TSFR +1.21%)	6.54	8/15/2036	1,181,000	[b,c]	1,106,980
COLT Mortgage Loan Trust, Ser. 2023-3, Cl. A2	7.43	9/25/2068	2,670,551	[b]	2,709,549
Commercial Mortgage Trust, Ser. 2015-DC1, Cl. A5	3.35	2/10/2048	2,570,000		2,539,939
Commercial Mortgage Trust, Ser. 2020-CX, Cl. D	2.68	11/10/2046	705,000	[b]	551,136
Cross Mortgage Trust, Ser. 2024-H2, Cl. A2	6.42	4/25/2069	1,120,684	[b]	1,126,949
Cross Mortgage Trust, Ser. 2024-H2, Cl. A3	6.52	4/25/2069	1,450,723	[b]	1,458,807
Cross Mortgage Trust, Ser. 2024-H3, Cl. A2	6.58	6/25/2069	2,962,628	[b]	2,988,669
GS Mortgage-Backed Securities Trust, Ser. 2024-HE1, Cl. A1, (1 Month SOFR +1.60%)	6.95	8/25/2054	6,918,564	[b,c]	6,931,135
Houston Galleria Mall Trust, Ser. 2015-HGLR, Cl. A1A2	3.09	3/5/2037	865,000	[b]	846,189
Imperial Fund Mortgage Trust, Ser. 2023-NQM1, Cl. A1	5.94	2/25/2068	1,140,715	[b]	1,136,578
JP Morgan Mortgage Trust, Ser. 2024-CES1, Cl. A2	6.15	6/25/2054	1,905,618	[b]	1,923,861

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 97.7% (continued)
Commercial Mortgage Pass-Through Certificates - 2.0% (continued)
New Residential Mortgage Loan Trust, Ser. 2021-NQ2R, Cl. A1	0.94	10/25/2058	979,501	[b]	908,303
New Residential Mortgage Loan Trust, Ser. 2022-NQM1, Cl. A1	2.28	4/25/2061	6,051,932	[b]	5,277,219
NYMT Loan Trust, Ser. 2024-BPL2, Cl. A1	6.51	5/25/2039	4,605,000	[b]	4,664,259
Towd Point Mortgage Trust, Ser. 2023-1, Cl. A1	3.75	1/25/2063	1,003,550	[b]	955,767
Verus Securitization Trust, Ser. 2020-1, Cl. A1	3.42	1/25/2060	153,753	[b]	148,965
Wells Fargo Commercial Mortgage Trust, Ser. 2015-C31, Cl. A3	3.43	11/15/2048	1,961,531		1,924,375
				38,731,467
Consumer Discretionary - 2.0%
Caesars Entertainment, Inc., Gtd. Notes	8.13	7/1/2027	1,190,000	[b]	1,216,280
Caesars Entertainment, Inc., Sr. Scd. Notes	6.50	2/15/2032	292,000	[b]	296,036
Caesars Entertainment, Inc., Sr. Scd. Notes	7.00	2/15/2030	1,288,000	[b]	1,329,480
Carnival Corp., Gtd. Notes	6.00	5/1/2029	2,000,000	[b,e]	1,996,390
Carnival Holdings Bermuda Ltd., Gtd. Notes	10.38	5/1/2028	4,650,000	[b]	5,029,749
International Game Technology PLC, Sr. Scd. Notes	5.25	1/15/2029	4,740,000	[b]	4,651,383
Las Vegas Sands Corp., Sr. Unscd. Notes	3.50	8/18/2026	5,000,000		4,822,689
MGM China Holdings Ltd., Sr. Unscd. Notes	4.75	2/1/2027	2,671,000	[b]	2,551,232
NCL Corp. Ltd., Sr. Unscd. Notes	7.75	2/15/2029	4,420,000	[b,e]	4,654,751
Whirlpool Corp., Sr. Unscd. Notes	5.75	3/1/2034	3,889,000		3,925,004
Wynn Macau Ltd., Sr. Unscd. Notes	5.63	8/26/2028	8,690,000	[b]	8,237,284
				38,710,278
Diversified Financials - 1.3%
AerCap Holdings NV, Gtd. Notes	5.88	10/10/2079	3,600,000		3,593,956
Aercap Ireland Capital DAC/AerCap Global Aviation Trust, Gtd. Notes	3.30	1/30/2032	5,348,000		4,710,750
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Gtd. Notes	6.95	3/10/2055	778,000		787,043
Aircastle Ltd./Aircastle Ireland DAC, Sr. Unscd. Notes	5.75	10/1/2031	1,539,000	[b]	1,549,345
Ally Financial, Inc., Gtd. Notes	8.00	11/1/2031	4,581,000		5,159,238
Discover Financial Services, Sr. Unscd. Notes	6.70	11/29/2032	1,026,000		1,104,907
LSEGA Financing PLC, Gtd. Notes	1.38	4/6/2026	3,953,000	[b]	3,727,687
LSEGA Financing PLC, Gtd. Notes	2.50	4/6/2031	1,701,000	[b]	1,464,990
Macquarie Airfinance Holdings Ltd., Sr. Unscd. Notes	6.50	3/26/2031	2,102,000	[b]	2,183,101
Nasdaq, Inc., Sr. Unscd. Notes	5.35	6/28/2028	1,069,000		1,095,908
				25,376,925
Energy - 6.3%
Antero Midstream Partners LP/Antero Midstream Finance Corp., Gtd. Notes	6.63	2/1/2032	5,374,000	[b]	5,486,059
BP Capital Markets PLC, Gtd. Notes	4.38	6/22/2025	933,000	[d]	918,038
Cheniere Energy Partners LP, Gtd. Notes	3.25	1/31/2032	650,000		567,547
Cheniere Energy Partners LP, Gtd. Notes	5.95	6/30/2033	662,000		684,279

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 97.7% (continued)
Energy - 6.3% (continued)
Cheniere Energy, Inc., Sr. Unscd. Notes	5.65	4/15/2034	1,317,000	[b]	1,339,118
CITGO Petroleum Corp., Sr. Scd. Notes	7.00	6/15/2025	5,052,000	[b]	5,052,762
CITGO Petroleum Corp., Sr. Scd. Notes	8.38	1/15/2029	5,091,000	[b]	5,309,134
Columbia Pipelines Holding Co. LLC, Sr. Unscd. Notes	6.06	8/15/2026	552,000	[b]	560,813
Columbia Pipelines Operating Co. LLC, Sr. Unscd. Notes	6.54	11/15/2053	1,220,000	[b]	1,323,080
CVR Energy, Inc., Gtd. Bonds	5.75	2/15/2028	5,173,000	[b]	4,880,962
Diamondback Energy, Inc., Gtd. Notes	5.40	4/18/2034	1,457,000		1,475,554
Diamondback Energy, Inc., Gtd. Notes	5.75	4/18/2054	2,694,000		2,668,826
DT Midstream, Inc., Sr. Scd. Notes	4.30	4/15/2032	2,982,000	[b]	2,742,878
Empresa Nacional del Petroleo, Sr. Unscd. Notes	5.95	7/30/2034	681,000	[b]	681,681
Enbridge, Inc., Gtd. Notes	6.70	11/15/2053	1,894,000		2,117,856
Enbridge, Inc., Jr. Sub. Notes	7.38	3/15/2055	5,806,000		5,897,735
Energy Transfer LP, Gtd. Notes	7.38	2/1/2031	2,625,000	[b]	2,774,032
Energy Transfer LP, Jr. Sub. Notes, Ser. G	7.13	5/15/2030	1,004,000	[d]	1,003,310
Energy Transfer LP, Sr. Unscd. Notes	3.75	5/15/2030	1,690,000		1,592,560
Energy Transfer LP, Sr. Unscd. Notes	5.00	5/15/2050	1,703,000		1,486,546
Energy Transfer LP, Sr. Unscd. Notes	5.15	2/1/2043	1,085,000		978,455
Energy Transfer LP, Sr. Unscd. Notes	5.25	7/1/2029	7,572,000		7,658,894
Energy Transfer LP, Sr. Unscd. Notes	5.55	5/15/2034	538,000		543,231
Energy Transfer LP, Sr. Unscd. Notes	5.95	5/15/2054	1,332,000		1,316,363
Enterprise Products Operating LLC, Gtd. Notes	3.30	2/15/2053	2,616,000		1,817,478
Global Partners LP/GLP Finance Corp., Gtd. Notes	6.88	1/15/2029	1,870,000		1,866,117
Global Partners LP/GLP Finance Corp., Gtd. Notes	8.25	1/15/2032	4,519,000	[b]	4,644,984
Hess Midstream Operations LP, Gtd. Notes	5.13	6/15/2028	540,000	[b]	526,022
Hess Midstream Operations LP, Gtd. Notes	5.50	10/15/2030	1,855,000	[b]	1,803,376
Howard Midstream Energy Partners LLC, Sr. Unscd. Notes	7.38	7/15/2032	1,201,000	[b]	1,237,688
Howard Midstream Energy Partners LLC, Sr. Unscd. Notes	8.88	7/15/2028	2,778,000	[b]	2,958,803
MPLX LP, Sr. Unscd. Notes	2.65	8/15/2030	5,900,000		5,211,577
MPLX LP, Sr. Unscd. Notes	4.13	3/1/2027	855,000		840,014
MPLX LP, Sr. Unscd. Notes	5.20	12/1/2047	1,180,000		1,075,320
NGPL PipeCo LLC, Sr. Unscd. Notes	3.25	7/15/2031	2,644,000	[b]	2,313,955
NGPL PipeCo LLC, Sr. Unscd. Notes	7.77	12/15/2037	2,180,000	[b]	2,556,220
Occidental Petroleum Corp., Sr. Unscd. Notes	6.45	9/15/2036	8,300,000		8,872,160
Occidental Petroleum Corp., Sr. Unscd. Notes	6.63	9/1/2030	4,934,000		5,269,083
ONEOK, Inc., Gtd. Notes	5.80	11/1/2030	1,366,000		1,427,738
ONEOK, Inc., Gtd. Notes	6.05	9/1/2033	6,445,000		6,784,547
ONEOK, Inc., Gtd. Notes	6.10	11/15/2032	779,000		823,683
Petroleos Del Peru SA, Sr. Unscd. Notes	4.75	6/19/2032	2,270,000	[b]	1,710,793
Saudi Arabian Oil Co., Sr. Unscd. Notes	5.75	7/17/2054	2,985,000	[b]	2,930,076

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 97.7% (continued)
Energy - 6.3% (continued)
SM Energy Co., Sr. Unscd. Notes		6.75	8/1/2029	2,722,000	[b]	2,741,745
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes		4.88	2/1/2031	1,595,000		1,547,191
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes		5.00	1/15/2028	1,136,000		1,126,237
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes		5.50	3/1/2030	5,070,000		5,084,860
					124,229,380
Environmental Control - .2%
Wrangler Holdco Corp., Gtd. Notes		6.63	4/1/2032	3,952,000	[b]	3,969,626
Food Products - .8%
Bimbo Bakeries USA, Inc., Gtd. Notes		4.00	5/17/2051	2,595,000	[b]	2,022,098
Bimbo Bakeries USA, Inc., Gtd. Notes		5.38	1/9/2036	417,000	[b]	416,573
Bimbo Bakeries USA, Inc., Gtd. Notes		6.40	1/15/2034	3,274,000	[b]	3,535,331
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl, Gtd. Notes		3.63	1/15/2032	1,477,000		1,291,673
MARB BondCo PLC, Gtd. Bonds		3.95	1/29/2031	1,426,000	[b]	1,186,427
NBM US Holdings, Inc., Gtd. Notes		6.63	8/6/2029	1,525,000	[b]	1,512,794
The J.M. Smucker Company, Sr. Unscd. Notes		4.25	3/15/2035	6,000,000		5,543,004
The J.M. Smucker Company, Sr. Unscd. Notes		6.50	11/15/2053	921,000		1,021,489
					16,529,389
Foreign Governmental - 2.7%
Hungary, Sr. Unscd. Notes		6.75	9/25/2052	790,000	[b]	856,419
Israel, Sr. Unscd. Notes		5.75	3/12/2054	3,492,000		3,238,132
Peru, Sr. Unscd. Bonds	PEN	7.30	8/12/2033	54,415,000	[b]	15,073,051
Poland, Sr. Unscd. Notes		5.50	3/18/2054	7,027,000		6,939,022
Romania, Bonds, Ser. 10Y	RON	7.20	10/30/2033	60,275,000		13,580,650
Treasury Corp. of Victoria, Govt. Gtd. Notes	AUD	5.25	9/15/2038	21,400,000		13,857,281
					53,544,555
Forest Products & Paper - .1%
Suzano Austria GmbH, Gtd. Notes		3.75	1/15/2031	1,516,000		1,345,903
Health Care - 1.2%
Amgen, Inc., Sr. Unscd. Notes		5.25	3/2/2030	693,000		711,691
Amgen, Inc., Sr. Unscd. Notes		5.65	3/2/2053	1,659,000		1,672,827
Bayer US Finance II LLC, Gtd. Notes		4.63	6/25/2038	1,807,000	[b]	1,571,411
Bayer US Finance LLC, Gtd. Notes		6.50	11/21/2033	2,095,000	[b]	2,201,255
CVS Health Corp., Sr. Unscd. Notes		1.30	8/21/2027	2,627,000		2,363,319
CVS Health Corp., Sr. Unscd. Notes		4.25	4/1/2050	1,660,000		1,302,301
CVS Health Corp., Sr. Unscd. Notes		5.05	3/25/2048	700,000		617,744
Endo Finance Holdings, Inc., Sr. Scd. Notes		8.50	4/15/2031	505,000	[b]	532,861
HCA, Inc., Gtd. Notes		3.13	3/15/2027	851,000		815,258
Royalty Pharma PLC, Gtd. Notes		2.15	9/2/2031	2,258,000	[e]	1,868,421
Royalty Pharma PLC, Gtd. Notes		2.20	9/2/2030	4,242,000		3,625,761
STERIS Irish FinCo Unlimited Co., Gtd. Notes		2.70	3/15/2031	1,724,000		1,487,144

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 97.7% (continued)
Health Care - 1.2% (continued)
Teva Pharmaceutical Finance Netherlands III BV, Gtd. Notes	5.13	5/9/2029	555,000	[e]	539,188
UnitedHealth Group, Inc., Sr. Unscd. Notes	3.05	5/15/2041	2,964,000		2,243,754
Zimmer Biomet Holdings, Inc., Sr. Unscd. Notes	5.35	12/1/2028	2,323,000		2,377,875
				23,930,810
Industrial - .7%
Benteler International AG, Sr. Scd. Notes	10.50	5/15/2028	4,914,000	[b]	5,230,673
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unscd. Notes	1.20	11/15/2025	3,470,000	[b]	3,302,205
TK Elevator US Newco, Inc., Sr. Scd. Notes	5.25	7/15/2027	6,231,000	[b]	6,114,517
				14,647,395
Information Technology - .4%
Fiserv, Inc., Sr. Unscd. Notes	5.60	3/2/2033	795,000		823,224
Salesforce, Inc., Sr. Unscd. Notes	2.90	7/15/2051	5,020,000		3,335,309
VMware LLC, Sr. Unscd. Notes	2.20	8/15/2031	3,657,000		3,055,698
				7,214,231
Insurance - 1.3%
Allianz SE, Jr. Sub. Bonds	3.20	10/30/2027	1,800,000	[b,d]	1,523,573
Allianz SE, Jr. Sub. Notes	3.50	11/17/2025	1,600,000	[b,d]	1,518,511
American International Group, Inc., Sr. Unscd. Notes	4.38	6/30/2050	4,150,000		3,538,234
Corebridge Financial, Inc., Sr. Unscd. Notes	5.75	1/15/2034	4,058,000		4,180,533
MetLife, Inc., Jr. Sub. Bonds	9.25	4/8/2038	6,360,000	[b]	7,461,164
MetLife, Inc., Jr. Sub. Debs.	6.40	12/15/2036	3,237,000		3,306,819
The Allstate Corp., Jr. Sub. Bonds	6.50	5/15/2057	2,325,000		2,366,229
Unum Group, Sr. Unscd. Notes	6.00	6/15/2054	1,243,000		1,227,661
				25,122,724
Internet Software & Services - .1%
Meta Platforms, Inc., Sr. Unscd. Notes	4.45	8/15/2052	3,235,000		2,840,375
Materials - .4%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, Sr. Unscd. Notes	4.00	9/1/2029	797,000	[b]	677,845
Sealed Air Corp., Gtd. Notes	6.50	7/15/2032	3,400,000	[b]	3,450,065
Sealed Air Corp., Sr. Scd. Notes	1.57	10/15/2026	3,734,000	[b]	3,449,174
				7,577,084
Media - .8%
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Scd. Notes	5.38	5/1/2047	1,446,000		1,197,816
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Scd. Notes	5.75	4/1/2048	6,154,000		5,320,682
Paramount Global, Jr. Sub. Notes	6.38	3/30/2062	5,015,000		4,608,909
Sunrise Finco I BV, Sr. Scd. Notes	4.88	7/15/2031	4,750,000	[b]	4,326,110
				15,453,517

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 97.7% (continued)
Metals & Mining - .5%
AngloGold Ashanti Holdings PLC, Gtd. Notes	3.75	10/1/2030	2,163,000		1,932,796
Cleveland-Cliffs, Inc., Gtd. Notes	7.00	3/15/2032	4,587,000	[b,e]	4,609,307
Newmont Corp./Newcrest Finance Pty Ltd., Gtd. Notes	3.25	5/13/2030	1,171,000	[b]	1,086,735
Vale Overseas Ltd., Gtd. Notes	6.40	6/28/2054	2,927,000		2,925,624
				10,554,462
Municipal Securities - .4%
California, GO (Build America Bonds)	7.30	10/1/2039	3,705,000		4,376,949
Michigan, Revenue Bonds, Refunding, Ser. C	3.60	4/1/2047	2,449,000		2,096,901
New York City, GO (Build America Bonds) Ser. D	5.99	12/1/2036	980,000		1,028,009
				7,501,859
Real Estate - 2.9%
Agree LP, Gtd. Notes	2.00	6/15/2028	8,850,000		7,956,987
Alexandria Real Estate Equities, Inc., Gtd. Notes	4.75	4/15/2035	566,000		537,649
American Homes 4 Rent LP, Sr. Unscd. Notes	5.50	2/1/2034	5,475,000		5,513,303
American Tower Corp., Sr. Unscd. Notes	5.55	7/15/2033	2,412,000		2,473,701
Brixmor Operating Partnership LP, Sr. Unscd. Notes	3.85	2/1/2025	1,158,000		1,146,855
EPR Properties, Gtd. Notes	4.50	4/1/2025	3,802,000		3,776,544
EPR Properties, Gtd. Notes	4.75	12/15/2026	5,000,000		4,921,282
Extra Space Storage LP, Gtd. Notes	2.35	3/15/2032	1,582,000		1,294,141
Extra Space Storage LP, Gtd. Notes	5.70	4/1/2028	860,000		882,460
Healthcare Realty Holdings LP, Gtd. Notes	3.50	8/1/2026	7,500,000		7,265,367
Kite Realty Group LP, Sr. Unscd. Notes	4.00	10/1/2026	1,071,000		1,045,104
Kite Realty Group LP, Sr. Unscd. Notes	5.50	3/1/2034	407,000		408,802
Kite Realty Group Trust, Sr. Unscd. Notes	4.00	3/15/2025	1,250,000		1,236,517
Phillips Edison Grocery Center Operating Partnership I LP, Gtd. Notes	5.75	7/15/2034	2,012,000		2,042,574
Rexford Industrial Realty LP, Gtd. Notes	2.15	9/1/2031	2,170,000		1,773,759
SBA Tower Trust, Asset Backed Notes	2.59	10/15/2031	3,251,000	[b]	2,716,169
Scentre Group Trust 2, Gtd. Bonds	4.75	9/24/2080	9,348,000	[b]	9,107,372
VICI Properties LP/VICI Note Co., Inc., Gtd. Notes	3.50	2/15/2025	2,785,000	[b]	2,748,013
				56,846,599
Retailing - .7%
Asbury Automotive Group, Inc., Gtd. Notes	5.00	2/15/2032	5,185,000	[b]	4,781,864
AutoZone, Inc., Sr. Unscd. Notes	4.75	2/1/2033	2,195,000		2,145,439
Lowe's Cos., Inc., Sr. Unscd. Notes	5.63	4/15/2053	5,205,000		5,161,229
Macy's Retail Holdings LLC, Gtd. Notes	5.88	3/15/2030	1,672,000	[b]	1,606,252
Murphy Oil USA, Inc., Gtd. Notes	3.75	2/15/2031	643,000	[b]	571,498
				14,266,282
Semiconductors & Semiconductor Equipment - .8%
Broadcom, Inc., Gtd. Notes	4.15	11/15/2030	2,922,000		2,815,975
Broadcom, Inc., Sr. Unscd. Notes	3.19	11/15/2036	2,000,000	[b]	1,632,139
Broadcom, Inc., Sr. Unscd. Notes	4.93	5/15/2037	3,960,000	[b]	3,823,583
Micron Technology, Inc., Sr. Unscd. Notes	5.30	1/15/2031	1,347,000		1,371,482

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 97.7% (continued)
Semiconductors & Semiconductor Equipment - .8% (continued)
NXP BV/NXP Funding LLC/NXP USA, Inc., Gtd. Notes		3.25	5/11/2041	6,525,000		4,879,133
NXP BV/NXP Funding LLC/NXP USA, Inc., Gtd. Notes		4.30	6/18/2029	1,708,000		1,670,270
					16,192,582
Technology Hardware & Equipment - .2%
Dell International LLC/EMC Corp., Gtd. Notes		3.45	12/15/2051	1,373,000		959,536
Dell International LLC/EMC Corp., Sr. Unscd. Notes		5.85	7/15/2025	1,233,000		1,238,208
Dell International LLC/EMC Corp., Sr. Unscd. Notes		6.02	6/15/2026	472,000		479,924
Kyndryl Holdings, Inc., Sr. Unscd. Notes		2.05	10/15/2026	1,821,000		1,701,234
					4,378,902
Telecommunication Services - 1.8%
AT&T, Inc., Sr. Unscd. Bonds		4.90	8/15/2037	1,065,000		1,021,205
AT&T, Inc., Sr. Unscd. Notes		2.55	12/1/2033	9,905,000		8,104,480
Iliad Holding SASU, Sr. Scd. Bonds		8.50	4/15/2031	1,849,000	[b]	1,927,586
Telefonica Emisiones SA, Gtd. Notes		5.21	3/8/2047	1,010,000		923,832
T-Mobile USA, Inc., Gtd. Notes		2.40	3/15/2029	2,093,000		1,891,215
T-Mobile USA, Inc., Gtd. Notes		6.00	6/15/2054	2,574,000		2,724,449
Verizon Communications, Inc., Sr. Unscd. Notes	EUR	3.50	6/28/2032	16,048,000		17,500,458
Verizon Communications, Inc., Sr. Unscd. Notes		4.02	12/3/2029	2,045,000		1,977,110
					36,070,335
Transportation - .3%
Norfolk Southern Corp., Sr. Unscd. Notes		5.55	3/15/2034	1,544,000		1,616,188
XPO, Inc., Gtd. Notes		7.13	2/1/2032	4,390,000	[b]	4,543,384
					6,159,572
U.S. Government Agencies Collateralized Mortgage Obligations - .3%
Federal Home Loan Mortgage Corp., REMIC, Ser. 5010, Cl. EA		1.00	8/15/2047	4,203,079	[f]	3,761,086
Government National Mortgage Association, Ser. 2023-19, Cl. WB		5.67	11/20/2051	1,481,440		1,519,863
					5,280,949
U.S. Government Agencies Mortgage-Backed - 30.6%
Federal Home Loan Mortgage Corp.:
2.00%, 9/1/2050-3/1/2051				10,576,921	[f]	8,627,291
2.50%, 7/1/2050-3/1/2052				75,838,922	[f]	64,794,948
3.00%, 9/1/2047-7/1/2052				37,460,600	[f]	33,208,603
3.50%, 8/1/2046-12/1/2048				47,058,204	[f]	43,517,619
4.50%, 6/1/2052-10/1/2052				8,645,515	[f]	8,369,721
5.00%, 9/1/2052-5/1/2054				25,496,455	[f]	25,358,796
5.50%, 9/1/2052-5/1/2054				47,778,935	[f]	48,380,036
6.00%, 9/1/2053-11/1/2053				47,608,845	[f]	48,804,232
Federal National Mortgage Association:
2.00%, 3/1/2036-9/1/2050				17,670,309	[f]	15,373,160

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 97.7% (continued)
U.S. Government Agencies Mortgage-Backed - 30.6% (continued)
2.50%, 5/1/2037-4/1/2052			57,106,356	[f]	49,051,093
3.00%, 10/1/2030-3/1/2052			85,859,122	[f]	76,803,391
3.50%, 11/1/2042-5/1/2052			36,651,829	[f]	33,724,851
4.00%, 5/1/2052-7/1/2052			37,107,732	[f]	35,088,491
4.50%, 3/1/2038-7/1/2052			26,855,495	[f]	26,310,852
5.00%, 7/1/2052-7/1/2053			28,710,382	[f]	28,557,248
5.50%, 11/1/2052			4,843,654	[f]	4,870,622
6.50%, 4/1/2054			15,578,305	[f]	16,217,678
Government National Mortgage Association II:
2.00%, 10/20/2050			7,639,646		6,251,322
2.50%, 10/20/2046-10/20/2050			26,263,720		22,962,386
3.00%, 8/20/2046-12/20/2048			5,521,541		5,003,494
4.00%, 1/20/2048			683,433		654,302
4.50%, 7/20/2048			1,277,944		1,254,579
				603,184,715
U.S. Treasury Securities - 10.9%
U.S. Treasury Bonds	3.88	2/15/2043	25,989,300		24,234,515
U.S. Treasury Bonds	4.38	8/15/2043	10,335,200		10,287,965
U.S. Treasury Bonds	4.50	2/15/2044	15,431,000		15,590,132
U.S. Treasury Bonds	4.63	5/15/2044	14,531,000	[e]	14,924,926
U.S. Treasury Bonds	4.63	5/15/2054	14,029,000		14,693,185
U.S. Treasury Bonds	4.75	11/15/2043	44,853,000		46,857,368
U.S. Treasury Notes	3.63	3/31/2030	2,325,000		2,286,084
U.S. Treasury Notes	4.00	2/15/2034	18,734,700	[e]	18,660,054
U.S. Treasury Notes	4.13	3/31/2031	7,181,000		7,249,724
U.S. Treasury Notes	4.13	3/31/2029	14,188,000		14,298,290
U.S. Treasury Notes	4.25	6/30/2031	8,276,400	[e]	8,419,944
U.S. Treasury Notes	4.25	6/30/2029	6,767,500	[e]	6,862,139
U.S. Treasury Notes	4.25	5/31/2025	5,804,000	[e]	5,774,811
U.S. Treasury Notes	4.38	5/15/2034	7,290,000	[e]	7,477,376
U.S. Treasury Notes	4.88	11/30/2025	17,191,000		17,260,503
				214,877,016
Utilities - 3.7%
AES Andes SA, Jr. Sub. Notes	6.35	10/7/2079	2,167,000	[b]	2,141,698
AES Panama Generation Holdings SRL, Sr. Scd. Notes	4.38	5/31/2030	1,961,146	[b]	1,732,408
Ameren Corp., Sr. Unscd. Notes	1.75	3/15/2028	3,952,000		3,558,927
Arizona Public Service Co., Sr. Unscd. Notes	4.25	3/1/2049	4,338,000		3,525,879
Baltimore Gas & Electric Co., Sr. Unscd. Notes	2.25	6/15/2031	5,026,000		4,299,807
CMS Energy Corp., Jr. Sub. Notes	3.75	12/1/2050	1,186,000		997,400
Consolidated Edison Company of New York, Inc., Sr. Unscd. Debs., Ser. 20B	3.95	4/1/2050	1,753,000		1,419,745
Consolidated Edison Company of New York, Inc., Sr. Unscd. Notes	5.90	11/15/2053	1,402,000		1,479,079

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 97.7% (continued)
Utilities - 3.7% (continued)
Constellation Energy Generation LLC, Sr. Unscd. Notes	5.80	3/1/2033	2,736,000		2,847,625
DTE Energy Co., Sr. Unscd. Notes	4.95	7/1/2027	2,703,000		2,713,587
Duke Energy Corp., Sr. Unscd. Notes	5.00	8/15/2052	5,050,000		4,534,325
Edison International, Jr. Sub. Bonds, Ser. A	5.38	3/15/2026	4,365,000	[d]	4,276,158
Electricite de France SA, Jr. Sub. Notes	9.13	3/15/2033	1,272,000	[b,d]	1,412,470
Electricite de France SA, Sr. Unscd. Notes	5.70	5/23/2028	583,000	[b]	599,511
Electricite de France SA, Sr. Unscd. Notes	6.90	5/23/2053	1,361,000	[b]	1,518,236
Enel Finance America LLC, Gtd. Notes	7.10	10/14/2027	820,000	[b]	872,009
Enel Finance International NV, Gtd. Notes	5.50	6/26/2034	1,492,000	[b]	1,493,877
Enel Finance International NV, Gtd. Notes	7.50	10/14/2032	871,000	[b]	989,972
Eversource Energy, Sr. Unscd. Notes	5.50	1/1/2034	1,197,000		1,206,771
Exelon Corp., Sr. Unscd. Notes	4.05	4/15/2030	5,833,000		5,616,904
Exelon Corp., Sr. Unscd. Notes	5.45	3/15/2034	882,000		900,163
FirstEnergy Corp., Sr. Unscd. Notes, Ser. C	4.85	7/15/2047	1,379,000		1,213,264
IPALCO Enterprises, Inc., Sr. Scd. Notes	4.25	5/1/2030	1,814,000		1,722,426
IPALCO Enterprises, Inc., Sr. Scd. Notes	5.75	4/1/2034	2,329,000		2,377,613
Jersey Central Power & Light Co., Sr. Unscd. Notes	2.75	3/1/2032	1,810,000	[b]	1,539,073
Louisville Gas & Electric Co., First Mortgage Bonds	4.38	10/1/2045	1,410,000		1,210,843
Niagara Mohawk Power Corp., Sr. Unscd. Notes	5.66	1/17/2054	878,000	[b]	870,917
NiSource, Inc., Sr. Unscd. Notes	3.60	5/1/2030	1,297,000		1,219,219
NiSource, Inc., Sr. Unscd. Notes	5.35	4/1/2034	2,152,000		2,169,103
Pacific Gas & Electric Co., First Mortgage Bonds	2.10	8/1/2027	2,060,000		1,890,452
Piedmont Natural Gas Co., Inc., Sr. Unscd. Notes	3.50	6/1/2029	3,262,000		3,081,305
Public Service Enterprise Group, Inc., Sr. Unscd. Notes	5.45	4/1/2034	2,403,000		2,445,118
Public Service Enterprise Group, Inc., Sr. Unscd. Notes	6.13	10/15/2033	1,574,000		1,676,642
Puget Energy, Inc., Sr. Scd. Notes	2.38	6/15/2028	1,709,000		1,545,183
Rochester Gas & Electric Corp., First Mortgage Bonds	3.10	6/1/2027	1,969,000	[b]	1,882,701
				72,980,410
Total Bonds and Notes (cost $1,954,891,152)			1,923,704,960
Description	1-Day Yield (%)		Shares		Value ($)
Investment Companies - .6%
Registered Investment Companies - .6%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $11,053,535)	5.44		11,053,535	[g]	11,053,535

Investment of Cash Collateral for Securities Loaned - .5%
Registered Investment Companies - .5%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $9,720,380)	5.44	9,720,380	[g] 9,720,380
Total Investments (cost $1,975,665,067)		98.8%	1,944,478,875
Cash and Receivables (Net)		1.2%	24,053,293
Net Assets		100.0%	1,968,532,168

REMIC—Real Estate Mortgage Investment Conduit

SOFR—Secured Overnight Financing Rate

TSFR—Term Secured Overnight Financing Rate Reference Rates

AUD—Australian Dollar

EUR—Euro

PEN—Peruvian Nuevo Sol

RON—Romanian Leu

a Amount stated in U.S. Dollars unless otherwise noted above.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2024, these securities were valued at $488,248,649 or 24.8% of net assets.

c Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

d Security is a perpetual bond with no specified maturity date. Maturity date shown is next reset date of the bond.

e Security, or portion thereof, on loan. At July 31, 2024, the value of the fund’s securities on loan was $38,227,760 and the value of the collateral was $39,463,987, consisting of cash collateral of $9,720,380 and U.S. Government & Agency securities valued at $29,743,607. In addition, the value of collateral may include pending sales that are also on loan.

f The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

g Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation (Depreciation) ($)
Futures Long
Australian 10 Year Bond	264	9/16/2024	19,591,904[a]	19,902,559	310,655
Euro-Bobl	809	9/6/2024	102,244,193[a]	102,884,735	640,542
U.S. Treasury 2 Year Notes	690	9/30/2024	140,749,399	141,703,360	953,961
U.S. Treasury 5 Year Notes	5,637	9/30/2024	598,102,156	608,179,481	10,077,325
U.S. Treasury Long Bond	608	9/19/2024	71,039,994	73,435,000	2,395,006
Futures Short
10 Year U.S. Treasury Notes	290	9/19/2024	33,163,482	33,517,658	(354,176)
Canadian 10 Year Bond	1,072	9/18/2024	92,938,666[a]	95,456,256	(2,517,590)
Euro-Bond	98	9/6/2024	13,758,068[a]	14,183,471	(425,403)
Japanese 10 Year Bond	74	9/12/2024	70,847,726[a]	70,500,184	347,542
U.S. Treasury 10 Year Notes	267	9/19/2024	29,210,521	29,853,938	(643,417)
U.S. Treasury Ultra Long Bond	92	9/19/2024	11,569,167	11,773,125	(203,958)
Gross Unrealized Appreciation				14,725,031
Gross Unrealized Depreciation				(4,144,544)

a Notional amounts in foreign currency have been converted to USD using relevant foreign exchange rates.

See notes to financial statements.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Forward Foreign Currency Exchange Contracts
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
Barclays Capital, Inc.
United States Dollar	166,322	Euro	152,000	8/13/2024	1,719
Citigroup Global Markets, Inc.
British Pound	169,000	United States Dollar	214,130	8/13/2024	3,156
United States Dollar	88,348	British Pound	68,000	8/13/2024	919
Euro	249,000	United States Dollar	272,471	8/13/2024	(2,826)
Goldman Sachs & Co. LLC
United States Dollar	96,763	Swedish Krona	1,046,000	8/13/2024	(974)
United States Dollar	14,414,239	Peruvian Nuevo Sol	55,515,000	8/13/2024	(437,038)
United States Dollar	13,827,012	Romanian Leu	64,018,000	8/13/2024	(96,097)
United States Dollar	14,070,194	Australian Dollar	21,090,000	8/13/2024	273,623
United States Dollar	21,751,966	Euro	20,183,000	8/13/2024	(104,451)
Canadian Dollar	2,830,000	United States Dollar	2,067,674	8/13/2024	(17,142)
Gross Unrealized Appreciation					279,417
Gross Unrealized Depreciation					(658,528)

See notes to financial statements.

Centrally Cleared Interest Rate Swaps
Received Reference Entity	Paid Reference Entity	Maturity Date	Notional Amount ($)	Market Value ($)	Upfront Payments/ Receipts ($)	Unrealized Appreciation (Depreciation) ($)
EUR Maturity Fixed at 2.53%	EUR - CPTFEMU at Maturity	4/22/2054	14,058,427	631,035	(42,621)	673,656
GBP Maturity Fixed at 3.78%	GBP - UKRPI at Maturity	4/22/2034	23,229,889	477,326	(18,537)	495,863
USD - CPURNSA at Maturity	USD Maturity Fixed at 2.53%	4/22/2054	20,690,000	(487,663)	2,505	(490,168)
GBP Maturity Fixed at 3.71%	GBP - UKRPI at Maturity	5/16/2034	25,286,769	400,612	12,842	387,770
USD - CPURNSA at Maturity	USD Maturity Fixed at 2.51%	7/5/2054	10,345,000	(216,940)	-	(216,940)
USD - CPURNSA at Maturity	USD Maturity Fixed at 2.48%	7/11/2054	10,410,000	(147,106)	3,294	(150,400)
EUR Maturity Fixed at 2.46%	EUR - CPTFEMU at Maturity	7/9/2054	9,843,064	230,370	-	230,370
EUR - CPTFEMU at Maturity	EUR Maturity Fixed at 2.46%	7/9/2054	9,843,064	236,352	-	236,352
EUR 12 Month Fixed at 2.70%	EUR - 6 Month Euribor at 3.58%	7/26/2029	69,264,000	363,200	-	363,200
SEK - 3 Month STIBOR at 3.61%	SEK 12 Month Fixed at 2.39%	7/26/2029	65,084,227	(364,416)	-	(364,416)
Gross Unrealized Appreciation					2,387,211
Gross Unrealized Depreciation					(1,221,924)

EUR—Euro

GBP—British Pound

SEK—Swedish Krona

USD—United States Dollar

CPTFEMU—Eurostat Eurozone HICP Ex Tobacco Unrevised NSA

CPURNSA—US CPI Urban Consumers NSA

UKRPI—UK RPI All Items NSA

See notes to financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon Insight Core Plus Fund

July 31, 2024 (Unaudited)

The following is a summary of the inputs used as of July 31, 2024 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Asset-Backed Securities	-	97,512,182	-	97,512,182
Collateralized Loan Obligations	-	58,486,959	-	58,486,959
Commercial Mortgage-Backed	-	38,731,467	-	38,731,467
Corporate Bonds	-	844,585,258	-	844,585,258
Foreign Governmental	-	53,544,555	-	53,544,555
Investment Companies	20,773,915	-	-	20,773,915
Municipal Securities	-	7,501,859	-	7,501,859
U.S. Government Agencies Collateralized Mortgage Obligations	-	5,280,949	-	5,280,949
U.S. Government Agencies Mortgage-Backed	-	603,184,715	-	603,184,715
U.S. Treasury Securities	-	214,877,016	-	214,877,016
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	-	279,417	-	279,417
Futures††	14,725,031	-	-	14,725,031
Swap Agreements††	-	2,387,211	-	2,387,211
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	-	(658,528)	-	(658,528)
Futures††	(4,144,544)	-	-	(4,144,544)
Swap Agreements††	-	(1,221,924)	-	(1,221,924)

† See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Company’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills)financial futures, options and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by one or more independent pricing services (each, a “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the Board. These securities are generally categorized within Level 2 of the fair value hierarchy.U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at July 31, 2024 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty non-performance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

Swap Agreements: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Swap agreements are privately negotiated in the OTC market or centrally cleared. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

For OTC swaps, the fund accrues for interim payments on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap agreements in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap agreements in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date. Upon entering into centrally cleared swap agreements, an initial margin deposit is required with a counterparty, which consists of cash or cash equivalents. The amount of these deposits is determined by the exchange on which the agreement is traded and is subject to change. The change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including upon termination, are recorded as realized gain (loss) in the Statement of Operations.

Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap agreements.

Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. The fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is included within realized gain (loss) on swap agreements in the Statement of Operations. Interest rate swap agreements are subject to general market risk, liquidity risk, counterparty risk and interest rate risk.

For OTC swaps, the fund’s maximum risk of loss from counterparty risk is the discounted value of the cash flows to be received from the counterparty over the agreement’s remaining life, to the extent that the amount is positive. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. There is minimal counterparty risk to the fund with centrally cleared swaps since they are exchange traded and the exchange guarantees these swaps against default.    Interest rate swaps open at July 31, 2024 are set forth in the Statement of Investments.

At July 31, 2024, accumulated net unrealized depreciation on investments was $19,819,529, consisting of $44,049,928 gross unrealized appreciation and $63,869,457 gross unrealized depreciation.

At July 31, 2024, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.